RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	0
Outstanding at end of year	2,000,000
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	40,506,672	46,914,672	44,814,672
Granted		12,100,000	19,600,000
Outstanding at end of year	40,017,505	40,506,672	46,914,672
Class A Ordinary shares [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	11,317,777	11,117,777
Shares Purchased During Year	0	200,000
Granted	0	0
Expired / forfeited	0	0
Outstanding at end of year	11,317,777	11,317,777	11,117,777
Share Option [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	32,993,336	30,387,336
Shares Purchased During Year	0	0
Granted	0	5,600,000
Expired / forfeited	(379,167)	(2,994,000)
Outstanding at end of year	32,614,169	32,993,336	30,387,336